Cost of Sales and Services (excluding Depreciation and Amortization)	12 Months Ended
Dec. 31, 2025
Disclosure of cost of sales and services [Abstract]
Cost of Sales and Services (excluding Depreciation and Amortization)
Note 20 – Cost of Sales and Services (excluding Depreciation and Amortization)

	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Fuels	172,089	174,510	178,663
Electricity and infrastructure services	172,142	120,236	130,199
Salaries and related expenses	12,604	12,407	10,033
Generation and operating expenses and outsourcing	114,914	119,132	82,166
Insurance	15,156	14,568	11,040
Cost in respect of sale of renewable energy	126,314	16,171	13,455
Cost in respect of provision of services revenue and other costs	44,616	60,022	27,683
Others	-	4,831	41,073
	657,835	521,877	494,312